SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill and intangible assets, net	121,252	122,225		120,089
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt, including current maturities of long-term debt	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	13,283,748	13,346,529		11,901,151
CNH Capital LLC
ASSETS
Affiliated accounts and notes receivable	1,368,814	1,357,013		641,566
Investments in consolidated subsidiaries accounted for under the equity method	1,517,338	1,462,859		1,203,432
Other assets	19,382	21,765		13,588
TOTAL	2,905,534	2,841,637		1,858,586
Liabilities:
Accounts payable and other accrued liabilities	29,211	15,194		6,777
Affiliated debt				9,453
Long-term debt	1,400,000	1,400,000		650,000
Total liabilities	1,429,211	1,415,194		666,230
Stockholder's equity	1,476,323	1,426,443		1,192,356
TOTAL	2,905,534	2,841,637		1,858,586
Guarantor Entities
ASSETS
Cash and cash equivalents	205,687	257,001	164,033	306,208	200,287	154,248
Restricted cash	100	100		100
Receivables, less allowance for credit losses	1,141,832	1,136,838		834,392
Retained interests in securitized receivables	5,272	5,368		6,464
Affiliated accounts and notes receivable	1,581,908	1,970,680		1,184,507
Equipment on operating leases, net	470,597	430,599		377,294
Equipment held for sale	26,467	39,455		27,106
Investments in consolidated subsidiaries accounted for under the equity method	1,782,619	1,740,138		1,567,061
Goodwill and intangible assets, net	85,844	86,095		84,720
Other assets	(18,120)	(14,998)		33,283
TOTAL	5,282,206	5,651,276		4,421,135
Liabilities:
Short-term debt, including current maturities of long-term debt	93,518	110,557		160,200
Accounts payable and other accrued liabilities	1,782,604	1,791,778		2,265,212
Affiliated debt	1,786,288	2,146,670		602,960
Long-term debt	102,458	139,412		189,331
Total liabilities	3,764,868	4,188,417		3,217,703
Stockholder's equity	1,517,338	1,462,859		1,203,432
TOTAL	5,282,206	5,651,276		4,421,135
All Other Subsidiaries
ASSETS
Cash and cash equivalents	156,548	528,912	72,678	287,885	220,505	243,767
Restricted cash	624,160	727,086		767,259
Receivables, less allowance for credit losses	10,112,276	9,595,438		8,552,157
Retained interests in securitized receivables	4,997	8,248		15,103
Affiliated accounts and notes receivable	1,369,035	1,380,472		1,436,347
Equipment on operating leases, net	327,245	323,772		270,323
Equipment held for sale	5,649	7,195		5,025
Goodwill and intangible assets, net	35,408	36,130		35,369
Other assets	68,859	66,491		95,236
TOTAL	12,704,177	12,673,744		11,464,704
Liabilities:
Short-term debt, including current maturities of long-term debt	4,242,214	4,119,680		4,635,835
Accounts payable and other accrued liabilities	795,772	1,112,745		528,047
Affiliated debt	911,002	862,074		930,430
Long-term debt	4,915,184	4,782,139		3,748,442
Total liabilities	10,864,172	10,876,638		9,842,754
Stockholder's equity	1,840,005	1,797,106		1,621,950
TOTAL	12,704,177	12,673,744		11,464,704
Eliminations
ASSETS
Retained interests in securitized receivables	(4,672)	(4,345)		(4,278)
Affiliated accounts and notes receivable	(4,303,540)	(4,612,786)		(3,068,503)
Investments in consolidated subsidiaries accounted for under the equity method	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	(7,608,169)	(7,820,128)		(5,843,274)
Liabilities:
Accounts payable and other accrued liabilities	(2,130,955)	(2,472,419)		(2,349,208)
Affiliated debt	(2,177,257)	(2,144,712)		(723,573)
Total liabilities	(4,308,212)	(4,617,131)		(3,072,781)
Stockholder's equity	(3,299,957)	(3,202,997)		(2,770,493)
TOTAL	$ (7,608,169)	$ (7,820,128)		$ (5,843,274)